Lease commitments (Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Schedule of Operating Leases [Line Items]
2020	¥ 41,618	¥ 16,078
2021	33,648	13,396
2022	26,890	11,862
2023	22,640	10,219
2024	20,437	8,034
Thereafter	165,454	32,598
Total minimum lease payments	¥ 310,687	¥ 92,187